Average Annual Total Returns - AMG Veritas Asia Pacific Fund	May 24, 2021
Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	34.63%	[1]
5 Years	16.36%	[1]
10 Years	13.48%	[1]
Class N
Average Annual Return:
1 Year	38.74%
5 Years	17.95%
10 Years	14.29%
Class N | After Taxes on Distributions
Average Annual Return:
1 Year	37.32%
5 Years	16.25%
10 Years	13.47%
Class N | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	23.89%
5 Years	14.15%
10 Years	11.87%
Class I
Average Annual Return:
1 Year	39.08%
5 Years	18.24%
10 Years	14.55%

[1]	The MSCI AC Asia Pacific ex Japan Index replaced the Russell 2000® Growth Index as the Fund’s benchmark on March 19, 2021 because the Investment Manager and Subadviser believe the new benchmark is more representative of the Fund’s current investment strategies.